Investments in Joint Ventures 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Total assets	₩ 239,714,965	₩ 234,804,994
Total liabilities	202,450,215	192,804,738
Sales	87,476,410	70,546,024	₩ 60,012,375
Profit (loss) for the year	(4,716,144)	(24,429,108)	₩ (5,215,581)
KEPCO-Uhde Inc.
Disclosure of joint ventures [line items]
Total assets		48
Total liabilities		15
Sales		0
Profit (loss) for the year		(84)
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Total assets	142,680	135,646
Total liabilities	20	29
Sales	0	0
Profit (loss) for the year	897	(2,660)
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Total assets	4,421	3,037
Total liabilities	1,116	71
Sales	3,194	3,013
Profit (loss) for the year	2,249	2,099
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Total assets	74,320	66,706
Total liabilities	550	117
Sales	0	0
Profit (loss) for the year	0	0
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Total assets	68,837	72,999
Total liabilities	39,359	43,889
Sales	10,931	16,056
Profit (loss) for the year	1,359	6,230
RES Technology AD
Disclosure of joint ventures [line items]
Total assets	58,152	62,345
Total liabilities	29,387	32,079
Sales	5,969	11,205
Profit (loss) for the year	(1,027)	3,018
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Total assets	12,968	24,149
Total liabilities	2	1
Sales	20	1
Profit (loss) for the year	367	353
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Total assets	288,140	267,904
Total liabilities	26,778	29,082
Sales	222,773	253,145
Profit (loss) for the year	17,270	44,751
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	61,657	67,651
Total liabilities	45,869	52,592
Sales	10,684	10,048
Profit (loss) for the year	791	(1,161)
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	812,124	835,331
Total liabilities	345,277	355,377
Sales	117,833	140,343
Profit (loss) for the year	25,055	42,889
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	166,959	168,680
Total liabilities	58,942	57,685
Sales	23,638	29,459
Profit (loss) for the year	1,597	4,919
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Total assets	2,556,848	2,520,946
Total liabilities	1,855,234	1,855,836
Sales	304,727	322,108
Profit (loss) for the year	51,539	65,550
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Total assets	40,339	23,664
Total liabilities	27,928	10,882
Sales	31,301	32,572
Profit (loss) for the year	6,676	9,176
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Total assets	2,332,019	2,310,611
Total liabilities	1,491,199	1,515,361
Sales	1,400,582	1,499,897
Profit (loss) for the year	87,307	69,458
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	42,363	40,381
Total liabilities	460	2,013
Sales	14,344	16,968
Profit (loss) for the year	5,386	6,755
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	31,863	36,868
Total liabilities	5,188	9,991
Sales	9,197	10,543
Profit (loss) for the year	4,473	5,424
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	2,398	5,628
Total liabilities	277	3,222
Sales	2,044	8,434
Profit (loss) for the year	(229)	351
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	13,065	14,248
Total liabilities	2,691	4,740
Sales	3,397	3,711
Profit (loss) for the year	892	1,654
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Total assets	719,388	759,885
Total liabilities	347,015	392,795
Sales	21,772	28,665
Profit (loss) for the year	33,811	39,090
KAPES, Inc.
Disclosure of joint ventures [line items]
Total assets	203,066	82,943
Total liabilities	165,475	45,068
Sales	32,294	20,006
Profit (loss) for the year	2,150	3,797
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	31,183	34,028
Total liabilities	14,938	17,522
Sales	6,570	8,781
Profit (loss) for the year	1,540	3,283
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	21,534	20,931
Total liabilities	1,853	1,817
Sales	11,248	9,176
Profit (loss) for the year	1,203	500
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	565,972	629,202
Total liabilities	447,820	521,212
Sales	502,889	585,641
Profit (loss) for the year	10,435	19,940
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	73,854	80,042
Total liabilities	50,936	59,070
Sales	13,523	14,150
Profit (loss) for the year	1,944	2,764
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Total assets	3,775,717	3,652,801
Total liabilities	2,939,740	2,835,123
Sales	825,701	589,023
Profit (loss) for the year	33,505	102,436
Kelar S.A
Disclosure of joint ventures [line items]
Total assets	691,104	689,802
Total liabilities	493,325	514,085
Sales	112,201	107,577
Profit (loss) for the year	12,488	943
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Total assets	704,274	730,239
Total liabilities	446,700	464,791
Sales	111,138	99,169
Profit (loss) for the year	21,854	13,619
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	1,404	2,633
Total liabilities	377	755
Sales	3,781	4,497
Profit (loss) for the year	485	1,244
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	201,776	212,509
Total liabilities	144,565	152,731
Sales	54,575	61,513
Profit (loss) for the year	(1,581)	12,064
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Total assets	144,260	145,065
Total liabilities	111,407	117,219
Sales	17,880	17,958
Profit (loss) for the year	4,951	5,524
Barakah One Company
Disclosure of joint ventures [line items]
Total assets	35,586,640	33,587,352
Total liabilities	36,901,367	34,422,965
Sales	1,243,735	498,129
Profit (loss) for the year	(230,503)	(444,338)
Nawah Energy Company
Disclosure of joint ventures [line items]
Total assets	569,982	338,883
Total liabilities	568,147	337,134
Sales	555,338	395,580
Profit (loss) for the year	34	3
Momentum
Disclosure of joint ventures [line items]
Total assets	13,449	7,315
Total liabilities	12,821	6,280
Sales	23,160	30,864
Profit (loss) for the year	624	1,036
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	515,354	551,431
Total liabilities	429,204	459,881
Sales	380,130	516,254
Profit (loss) for the year	(5,146)	9,364
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	225,286	233,695
Total liabilities	175,530	189,737
Sales	36,326	31,221
Profit (loss) for the year	11,672	6,700
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Total assets	12,435	12,728
Total liabilities	11,504	12,469
Sales	2,119	1,521
Profit (loss) for the year	395	(174)
Chester Solar V SpA
Disclosure of joint ventures [line items]
Total assets	4,124	4,364
Total liabilities	4,002	4,315
Sales	696	520
Profit (loss) for the year	141	83
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Total assets	15,785	15,908
Total liabilities	13,907	14,946
Sales	3,114	1,877
Profit (loss) for the year	931	(288)
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Total assets	482,866	521,558
Total liabilities	267,307	289,359
Sales	240,664	314,064
Profit (loss) for the year	18,833	33,348
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	237,663	245,826
Total liabilities	174,261	190,918
Sales	111,225	101,689
Profit (loss) for the year	11,480	(6,641)
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Total assets	340,773	351,243
Total liabilities	172,589	180,503
Sales	21,178	22,671
Profit (loss) for the year	664	3,022
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Total assets	257,091	263,232
Total liabilities	148,929	152,888
Sales	14,136	15,701
Profit (loss) for the year	(2,164)	369
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Total assets	213,491	226,504
Total liabilities	97,184	100,436
Sales	11,915	11,740
Profit (loss) for the year	(1,979)	(903)
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Total assets	14,116	13,517
Total liabilities	242	319
Sales	1,014	1,004
Profit (loss) for the year	823	913
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Total assets	4,980	4,761
Total liabilities	97	95
Sales	393	389
Profit (loss) for the year	329	357
Laurel SpA
Disclosure of joint ventures [line items]
Total assets	10,665	11,221
Total liabilities	9,768	10,447
Sales	1,646	1,424
Profit (loss) for the year	169	54
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Total assets	30,081	29,517
Total liabilities	84	74
Sales	0	0
Profit (loss) for the year	(182)	(260)
Chile Solar JV SpA
Disclosure of joint ventures [line items]
Total assets		75,246
Total liabilities		55,609
Sales		7,842
Profit (loss) for the year		6,425
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	54,086	55,948
Total liabilities	41,352	41,464
Sales	6,780	7,988
Profit (loss) for the year	1,240	1,916
Chester Solar I SpA
Disclosure of joint ventures [line items]
Total assets	12,846	13,246
Total liabilities	10,712	10,933
Sales	1,620	1,094
Profit (loss) for the year	214	(221)
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Total assets	146,304	113,327
Total liabilities	37,922	36,756
Sales	16,420	17,728
Profit (loss) for the year	9,121	10,194
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	34,905	35,890
Total liabilities	5,994	6,817
Sales	0	0
Profit (loss) for the year	(162)	(479)
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	83,147	81,030
Total liabilities	80,102	75,207
Sales	0	0
Profit (loss) for the year	(925)	(1,120)
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	95,529	89,756
Total liabilities	87,893	82,047
Sales	181	0
Profit (loss) for the year	(80)	(190)
DE Energia SpA
Disclosure of joint ventures [line items]
Total assets	28,017	48,350
Total liabilities	21,416	62,481
Sales	5,006	5,959
Profit (loss) for the year	21,118	(1,109)
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	96,980	98,714
Total liabilities	19,299	20,721
Sales	3,789	4,185
Profit (loss) for the year	589	700
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	21,612	22,974
Total liabilities	15,241	16,103
Sales	2,216	2,556
Profit (loss) for the year	299	581
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	124,550	107,471
Total liabilities	103,766	85,829
Sales	211	0
Profit (loss) for the year	(858)	(634)
Horus Solar, S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	210,868	156,436
Total liabilities	160,006	133,714
Sales	20,586	5,568
Profit (loss) for the year	26,865	5,628
Recursos Solares PV De Mexico II, S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	239,548	173,262
Total liabilities	180,912	155,009
Sales	4,920	468
Profit (loss) for the year	24,984	457
Sunmex Renovables, S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	156,696	129,502
Total liabilities	133,032	118,449
Sales	0	0
Profit (loss) for the year	6,232	(1,008)
Stavro Holding II A.B.
Disclosure of joint ventures [line items]
Total assets	91,342	85,883
Total liabilities	28	27
Sales	0	0
Profit (loss) for the year	(87)	61
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	346,793	363,492
Total liabilities	304,142	325,262
Sales	39,907	51,198
Profit (loss) for the year	4,823	16,301
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	326,429	329,714
Total liabilities	279,779	281,791
Sales	35,280	44,568
Profit (loss) for the year	4,506	8,563
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	67,150	71,123
Total liabilities	51,247	54,254
Sales	8,751	10,118
Profit (loss) for the year	1,741	1,987
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Total assets	800,300	760,536
Total liabilities	720,459	675,853
Sales	431	797
Profit (loss) for the year	2,095	6,723
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Total assets	72,465	71,851
Total liabilities	97	74
Sales	7,569	4,850
Profit (loss) for the year	7,080	5,431
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Total assets	17,230	17,341
Total liabilities	22	22
Sales	38	38
Profit (loss) for the year	(3)	(10)
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Total assets	512,846	447,688
Total liabilities	0	0
Sales	0	0
Profit (loss) for the year	72,320	49,471
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	428,042	385,935
Total liabilities	380,935	368,340
Sales	119,530	100,200
Profit (loss) for the year	29,511	(889)
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	695,684	448,309
Total liabilities	677,583	499,528
Sales	312,592	8,905
Profit (loss) for the year	53,343	(34,347)
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)
Disclosure of joint ventures [line items]
Total assets	441,975	470,677
Total liabilities	498,353	530,304
Sales	212,997	278,363
Profit (loss) for the year	5,544	(12,893)
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Total assets	2,181,165	1,039,987
Total liabilities	1,520,032	673,223
Sales	1,149,944	0
Profit (loss) for the year	94,298	16,041
KAS Investment I LLC
Disclosure of joint ventures [line items]
Total assets	52,806	61,907
Total liabilities	0	861
Sales	(7,436)	1,603
Profit (loss) for the year	(7,437)	6,998
KAS Investment II LLC
Disclosure of joint ventures [line items]
Total assets	52,555	61,661
Total liabilities	1	861
Sales	(7,444)	1,592
Profit (loss) for the year	(7,445)	6,967
Energyco LLC
Disclosure of joint ventures [line items]
Total assets	54,336	56,996
Total liabilities	49,816	52,304
Sales	6,599	7,898
Profit (loss) for the year	(173)	2,258
CAES, LLC
Disclosure of joint ventures [line items]
Total assets	48,495	49,676
Total liabilities	5	6
Sales	0	0
Profit (loss) for the year	(2,388)	(547)
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Total assets	79,924	78,768
Total liabilities	58,887	61,561
Sales	12,679	12,705
Profit (loss) for the year	4,266	3,061
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	18,636	21,149
Total liabilities	15,896	18,016
Sales	2,378	3,190
Profit (loss) for the year	106	901
Bitsolar Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	73,435	78,779
Total liabilities	79,367	83,324
Sales	8,249	9,557
Profit (loss) for the year	(1,125)	261
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Total assets	0	0
Total liabilities	0	0
Sales	0	0
Profit (loss) for the year	0	0
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Total assets	10,646	10,148
Total liabilities	8,811	8,790
Sales	1,684	924
Profit (loss) for the year	626	(43)
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	150,813	142,274
Total liabilities	126,853	117,881
Sales	0	0
Profit (loss) for the year	(453)	(519)
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Total assets	94,972	94,181
Total liabilities	86,049	81,997
Sales	0	0
Profit (loss) for the year	(2,712)	(1,365)
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	109,716	87,856
Total liabilities	102,143	83,281
Sales	3,561	0
Profit (loss) for the year	2,975	(144)
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	14,096	11,649
Total liabilities	12,299	10,467
Sales	652	0
Profit (loss) for the year	615	(19)
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	145,956	152,139
Total liabilities	115,347	116,639
Sales	38,907	66,260
Profit (loss) for the year	(4,892)	17,319
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Total assets	12,825	10,289
Total liabilities	115	1,010
Sales	2,128	1,684
Profit (loss) for the year	850	837
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	142,703	125,324
Total liabilities	125,602	115,196
Sales	13,568	0
Profit (loss) for the year	6,570	(1,770)
KEPCO KPS CARABAO Corp.
Disclosure of joint ventures [line items]
Total assets	375	2,025
Total liabilities	468	1,582
Sales	0	611
Profit (loss) for the year	(467)	(327)
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Total assets	83,699	77,942
Total liabilities	218	114
Sales	0	0
Profit (loss) for the year	(524)	(577)
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	177,924	136,682
Total liabilities	146,175	113,393
Sales	29,246	0
Profit (loss) for the year	8,460	(1,591)
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	144,435	158,371
Total liabilities	108,848	121,785
Sales	23,523	28,828
Profit (loss) for the year	(974)	12,154
Capman Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Total assets	139,262	112,718
Total liabilities	132,430	102,810
Sales	1,427	504
Profit (loss) for the year	(12,401)	(16,780)
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Total assets	6,555	4,680
Total liabilities	2,486	71,468
Sales	0	0
Profit (loss) for the year	(195)	(68,093)
Pyeongchang Wind Power Co., Ltd
Disclosure of joint ventures [line items]
Total assets	60,535	70,599
Total liabilities	39,452	45,661
Sales	9,361	14,524
Profit (loss) for the year	(2,354)	3,693
Eumseong Eco Park Co., Ltd
Disclosure of joint ventures [line items]
Total assets	153,927	136,909
Total liabilities	126,998	119,736
Sales	46,679	0
Profit (loss) for the year	5,609	(636)
Songsan Green Energy Co., Ltd
Disclosure of joint ventures [line items]
Total assets		5,500
Total liabilities		0
Sales		0
Profit (loss) for the year		(69)
Changwon Nu-ri Energy Co., Ltd
Disclosure of joint ventures [line items]
Total assets	13,183	1,490
Total liabilities	29	0
Sales	0	0
Profit (loss) for the year	(44)	(10)
Hasami Wind Farm Corporation
Disclosure of joint ventures [line items]
Total assets		3,100
Total liabilities		0
Sales		0
Profit (loss) for the year		(23)
PungBack Wind Farm Corporation
Disclosure of joint ventures [line items]
Total assets	70,330	46,957
Total liabilities	51,804	31,667
Sales	0	0
Profit (loss) for the year	(255)	(3,089)
Trumbull Asset Management, LLC
Disclosure of joint ventures [line items]
Total assets	1,697	316
Total liabilities	497	0
Sales	5,955	656
Profit (loss) for the year	887	323
S-Power Chile SpA
Disclosure of joint ventures [line items]
Total assets	2,240	2,430
Total liabilities	2,390	2,450
Sales	1,327	1,334
Profit (loss) for the year	(139)	22
Seungmun Green Energy
Disclosure of joint ventures [line items]
Total assets	144,600	46,283
Total liabilities	115,034	18,843
Sales	10,879	0
Profit (loss) for the year	2,127	367
Seobusambo highway photovoltaics Co., Ltd
Disclosure of joint ventures [line items]
Total assets	9,838	8,286
Total liabilities	5,362	4,453
Sales	1,051	217
Profit (loss) for the year	624	₩ 265
Yangyang Suri Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	111,682
Total liabilities	78,552
Sales	0
Profit (loss) for the year	(3,069)
KEPCO for Power Company
Disclosure of joint ventures [line items]
Total assets	235,212
Total liabilities	234,487
Sales	0
Profit (loss) for the year	(3,610)
Taebaek Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	26,606
Total liabilities	3,385
Sales	7,384
Profit (loss) for the year	3,752
Jeonju Bio Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	4,916
Total liabilities	0
Sales	0
Profit (loss) for the year	(84)
Kumyang Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	13,831
Total liabilities	1,395
Sales	0
Profit (loss) for the year	(71)
Jeongeup Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	11,243
Total liabilities	5,462
Sales	0
Profit (loss) for the year	(1,343)
Hadong E-factory Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	1,544
Total liabilities	399
Sales	0
Profit (loss) for the year	(13)
Namyangju Combined Heat and Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	7,000
Total liabilities	0
Sales	0
Profit (loss) for the year	0
Wadi Noor Solar Power Company SAOC
Disclosure of joint ventures [line items]
Total assets	70,963
Total liabilities	69,288
Sales	0
Profit (loss) for the year	0
Fairhaven Energy Storage LLC
Disclosure of joint ventures [line items]
Total assets	0
Total liabilities	0
Sales	0
Profit (loss) for the year	₩ 0